Mineral Properties	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Mineral Properties [Text Block]

3.	Mineral Properties

(a)

On July 21, 2004, the Company entered into a fifteen-year renewable lease agreement, which gives the Company the right of exploration for and production of minerals in eighteen mineral claims owned by the lessor. The mineral claims are located within the area of the Company’s New York Canyon Copper Project. Under the terms of the agreement, the Company must make cash payments of $25,000 on execution of the agreement (paid). On the first anniversary of the execution of the agreement, the Company must make payments to the lessor of $1,000 per month, $2,000 per month after the second anniversary and $3,000 per month after the third anniversary for as long as the lease is in effect. In addition, at six and twenty-four months after the execution of the agreement, the Company will give the lessor, respectively, 10,000 shares (issued at a fair value of $3,500 in fiscal 2005) and 15,000 shares (issued at a fair value of $7,950 in fiscal 2007) of the Company’s common stock. This agreement is subject to a Net Smelter Interest payable to two parties ( 1.75% Net Smelter Royalty (“NSR”) + 0.5% NSR). The 1.75% is terminated upon payments of $2,000,000 ; then the second party will retain 1.5% NSR which will revert to 0.5% after an additional $2,000,000 is paid.

(b)

On November 25, 2011, the Company entered into an Assignment Agreement with Metamin Enterprises Inc., a company controlled by the President of the Company, (the “Assignor”), to acquire the Assignor’s interest in an Option Agreement between the Assignor and Metamin Enterprises USA Inc. (the “Optionor”), a wholly-owned subsidiary of the Assignor, in respect of certain mineral claims, known as the Moonlight Property, located in Plumas County, California. On January 19, 2012, the Company closed the Assignment Agreement with the Assignor and Optionor. In consideration for the assignment, the Company is required to make the following payments to the Assignor:

(i)	Cash payments:
$15,000 on the TSX Venture Exchange acceptance date (paid);
$25,000 on or before February 18, 2012 (paid);
$25,000 on or before February 18, 2013; and
An annual advanced royalty, which shall be deductible from future royalty payments, of the $15,000 commencing on February 18, 2014 and payable every year thereafter.

(ii)	Share payments:
75,000 shares of common stock on the TSX Venture Exchange acceptance date (issued);
75,000 shares of common stock on or before February 18, 2012 (issued);
150,000 shares of common stock on or before February 18, 2013; and
200,000 shares of common stock on or before February 18, 2014.

In addition, the Company agreed to reimburse the Assignor for annual maintenance and exploration expenses previously incurred on the property, which amount cannot exceed $200,000. The Assignor will retain a 1% net smelter return on metals extracted from the property, which can be repurchased for $1,000,000, and a gross overriding royalty of 2.5% on receipts from the sale of industrial minerals.

Upon closing of the Assignment Agreement, the Company will assume all of the Assignor’s rights and obligations under the Option Agreement, and will be required to make the following payments to the Optionor in order to maintain and exercise the option:

(i)	Cash payments:
$25,000 on or before February 18, 2012 (paid);
$25,000 on or before February 18, 2013; and
An annual advanced royalty, which shall be deductible from future royalty payments, of the $15,000 commencing on February 18, 2014 and payable every year thereafter.

(ii)	Share payments:
75,000 shares of common stock on the TSX Venture Exchange acceptance date (issued);
75,000 shares of common stock on or before February 18, 2012 (issued);
150,000 shares of common stock on or before February 18, 2013; and
200,000 shares of common stock on or before February 18, 2014.

(iii)	Exploration expenditures:
$100,000 on or before February 18, 2013.

The Optionor will retain a 1% net smelter return on the metals extracted from the Moonlight Property, which can be repurchased for $1,000,000, and a gross overriding royalty of 2.5% on receipts from the sale of industrial minerals.

3.	Mineral Properties

(a)

The Company owns a 100% interest, subject to a 2% net smelter royalty, in the New York Canyon Copper Project located in Mineral County, Nevada. The Company acquired its interest by making cash payments of $460,000, issuing 2,000,000 shares at a fair value of $1,495,000, and incurring $2,000,000 in exploration expenditures.

(b)

On October 9, 2004, a lease agreement was entered into with Tammy Gentry and Pat Hannigan on the Copper Queen #2 patented claim located within the overall New York Canyon property. The term of the lease is nine years. As required by the lease agreement, there was an initial payment of $1,000, with quarterly payments of $1,500 commencing October 1, 2004. On September 30, 2011, the Company exercised its right to purchase the claim for $50,000 and all quarterly payments made were applied to the purchase price.

(c)

On January 1, 2005, a lease agreement was entered into with Clifford DeGraw and Richard Markiewicz on the Mildred and Copper Queen #1 patented claims located within the overall New York Canyon property. The term of the lease is seven years. As required by the lease agreement, there was an initial payment of $2,500, with quarterly payments commencing April 1, 2005 and required so long as the lease agreement remains in effect as follows: $2,500 per quarter during the first year; $3,500 per quarter during the second year; $4,000 per quarter during the third year; $5,000 per quarter during the fourth year; and $7,500 per quarter thereafter. On June 20, 2011, the Company exercised its right to purchase the claims for $130,000 and all quarterly payments made were applied to the purchase price.

(d)

On July 21, 2004, the Company entered into a fifteen-year renewable lease agreement, which gives the Company the right of exploration for and production of minerals in eighteen mineral claims owned by the lessor. The mineral claims are located within the area of the Company’s New York Canyon Copper Project. Under the terms of the agreement, the Company must make cash payments of $25,000 on execution of the agreement (paid). On the first anniversary of the execution of the agreement, the Company must make payments to the lessor of $1,000 per month, $2,000 per month after the second anniversary and $3,000 per month after the third anniversary for as long as the lease is in effect. In addition, at six and twenty-four months after the execution of the agreement, the Company will give the lessor, respectively, 10,000 shares (issued at a fair value of $3,500 in fiscal 2005) and 15,000 shares (issued at a fair value of $7,950 in fiscal 2007) of the Company’s common stock. This agreement is subject to a Net Smelter Interest payable to two parties ( 1.75% Net Smelter Royalty (“NSR”) + 0.5% NSR). The 1.75% is terminated upon payments of $2,000,000 ; then the second party will retain 1.5% NSR which will revert to 0.5% after an additional $2,000,000 is paid.

(e)

On August 5, 2010, the Company entered into a Purchase and Sale Agreement with a company with common directors and officers, whereby the Company sold 39 mineral claims located in the Mineral County, Nevada, for consideration of $10 and the retention of a 2% net smelter return royalty.

(f)

On November 25, 2011, the Company entered into an Assignment Agreement with Metamin Enterprises Inc., a company controlled by the President of the Company, (the “Assignor”), to acquire the Assignor’s interest in an Option Agreement between the Assignor and Metamin Enterprises USA Inc. (the “Optionor”), a wholly-owned subsidiary of the Assignor, in respect of certain mineral claims, known as the Moonlight property, located in Plumas County, California. On January 19, 2012, the Company closed the Assignment Agreement with the Assignor and Optionor. In consideration for the assignment, the Company is required to make the following payments to the Assignor:

	(i)	Cash payments:
$15,000 on the TSX Venture Exchange acceptance date (paid);
$25,000 on or before February 18, 2012 (paid);
$25,000 on or before February 18, 2013; and
An annual advanced royalty, which shall be deductible from future royalty payments, of the $15,000 commencing on February 18, 2014 and payable every year thereafter.

	(ii)	Share payments:
75,000 shares of common stock on the TSX Venture Exchange acceptance date (issued);
75,000 shares of common stock on or before February 18, 2012 (issued);
150,000 shares of common stock on or before February 18, 2013; and
200,000 shares of common stock on or before February 18, 2014.

In addition, the Company agreed to reimburse the Assignor for annual maintenance and exploration expenses previously incurred on the property, which amount cannot exceed $200,000. The Assignor will retain a 1% net smelter return on metals extracted from the property, which can be repurchased for $1,000,000, and a gross overriding royalty of 2.5% on receipts from the sale of industrial minerals. Upon closing of the Assignment Agreement, the Company will assume all of the Assignor’s rights and obligations under the Option Agreement, and will be required to make the following payments to the Optionor in order to maintain and exercise the option:

	(i)	Cash payments:
$25,000 on or before February 18, 2012 (paid);
$25,000 on or before February 18, 2013; and
An annual advanced royalty, which shall be deductible from future royalty payments, of the $15,000 commencing on February 18, 2014 and payable every year thereafter.

	(ii)	Share payments:
75,000 shares of common stock on the TSX Venture Exchange acceptance date (issued);
75,000 shares of common stock on or before February 18, 2012 (issued);
150,000 shares of common stock on or before February 18, 2013; and
200,000 shares of common stock on or before February 18, 2014.

	(iii)	Exploration expenditures:
$100,000 on or before February 18, 2013.

The Optionor will retain a 1% net smelter return on the metals extracted from the Moonlight property, which can be repurchased for $1,000,000, and a gross overriding royalty of 2.5% on receipts from the sale of industrial minerals.